Fair Value (Other Assumptions) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deposits
Carrying amount of time deposits	$ 2,153,541,000	$ 2,012,300,000
Fair Value, Inputs, Level 3 [Member]
Loans
Carrying amount of fixed rate performing loans	1,812,413,000	1,503,811,000
Estimated fair value of fixed rate performing loans	1,747,257,000	1,481,239,000
Deposits
Carrying amount of time deposits	2,153,541,000	2,012,300,000
Estimated fair value of time deposits	2,148,976,000	2,011,950,000
Fair Value, Inputs, Level 2 [Member]
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	436,372,000	436,511,000
Estimated fair value of long-term FHLB borrowings	$ 480,475,000	$ 465,017,000